Schedule II - Condensed Financial Information of Parent - Balance Sheets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments:
Equity securities, available-for-sale, at fair value	$ 314.4	$ 340.1
Derivatives	1,149.3	2,374.5
Limited partnerships/corporations	0	0
Total investments	87,050.8	95,487.6
Cash and cash equivalents	2,840.8	1,786.8	638.0	615.3
Short-term investments under securities loan agreements, including collateral delivered	552.9	664.0
Loans to subsidiaries	0	0
Due from subsidiaries	0	0
Deferred income taxes	162.1
Other assets	1,036.5	1,362.5
Liabilities and Shareholder's Equity
Short-term debt	0	1,064.6
Long-term debt	3,514.7	3,171.1
Derivatives	1,351.8	1,944.2
Due to subsidiaries	0	0
Current income taxes	44.1	11.7
Other liabilities	1,274.1	1,604.2
Shareholder's equity:
Common stock (900,000,000 shares authorized; 261,754,931 and 230,079,120 shares issued as of December 31, 2013 and 2012, respectively; 261,675,811 and 230,000,000 shares outstanding as of December 31, 2013 and 2012, respectively; $0.01 par value per share)	2.6	2.3
Treasury stock (79,120 shares as of December 31, 2013 and 2012, respectively; $0.01 par value per share)	0	0
Additional paid-in capital	23,563.7	22,917.6
Accumulated other comprehensive income (loss)	1,849.1	3,710.7	2,595.0
Appropriated-consolidated investment entities	18.4	6.4
Unappropriated	(12,161.6)	(12,762.1)
Total ING U.S., Inc. shareholder's equity	13,272.2	13,874.9
Total liabilities and shareholder's equity	221,023.2	216,394.2
Parent Issuer
Investments:
Equity securities, available-for-sale, at fair value	76.6	63.9
Derivatives	69.9	59.3
Limited partnerships/corporations	15,103.8	15,715.1
Total investments	15,250.3	15,838.3
Cash and cash equivalents	640.2	357.5	1.3	3.0
Short-term investments under securities loan agreements, including collateral delivered	30.7	58.4
Loans to subsidiaries	211.3	77.0
Due from subsidiaries	26.9	16.5
Current income taxes	47.0	221.1
Deferred income taxes	204.4	127.4
Other assets	43.4	35.8
Total assets	16,454.2	16,732.0
Liabilities and Shareholder's Equity
Short-term debt	0	886.1
Long-term debt	2,996.7	1,824.6
Derivatives	114.0	59.3
Due to subsidiaries	0.2	23.1
Current income taxes	(47.0)	(221.1)
Other liabilities	71.1	64.0
Total liabilities	3,182.0	2,857.1
Shareholder's equity:
Common stock (900,000,000 shares authorized; 261,754,931 and 230,079,120 shares issued as of December 31, 2013 and 2012, respectively; 261,675,811 and 230,000,000 shares outstanding as of December 31, 2013 and 2012, respectively; $0.01 par value per share)	2.6	2.3
Additional paid-in capital	23,563.7	22,917.6
Accumulated other comprehensive income (loss)	1,849.1	3,710.7
Appropriated-consolidated investment entities	18.4	6.4
Unappropriated	(12,161.6)	(12,762.1)
Total ING U.S., Inc. shareholder's equity	13,272.2	13,874.9
Total liabilities and shareholder's equity	$ 16,454.2	$ 16,732.0